Basis of preparation and presentation of the consolidated financial statements (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	May 14, 2021
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)		19.95	18.87
Average exchange rate for the year ended December 31 (Mexican pesos per one U.S. dollar)	[1]	21.49	19.26
Non-adjusting events after reporting period [member]
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)				20.094

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.